Derivative Financial Instruments and Hedging - Additional Information (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on cash flow hedges reclassified from accumulated other comprehensive income (loss) into earnings	$ (3)	¥ (211)	¥ 824	¥ 157
Net gains (losses), which represent the total ineffectiveness of cash flow hedges recorded in earnings				3
Net derivative losses included in accumulated other comprehensive income (loss), that will be reclassified into earnings within fiscal 2012	(66)	(5,456)
Net gains (losses) hedge ineffectiveness associated with instruments designated as fair value hedges recorded in earnings	$ (3)	¥ (231)	¥ (307)	¥ (20)